Shareholders' Equity - Regulatory Capital Requirements (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
The Company
Common Equity Tier 1 risk-based capital ratio:
Actual capital	$ 1,710,147	$ 1,678,475
Actual ratio	14.30%	14.71%
Capital adequacy guidelines ratio	4.50%	4.50%
Tier 1 risk-based capital ratio:
Actual capital	$ 1,710,147	$ 1,678,475
Actual ratio	14.30%	14.71%
Capital adequacy guidelines ratio	6.00%	6.00%
Total risk-based capital ratio:
Actual capital	$ 1,848,581	$ 1,814,981
Actual ratio	15.45%	15.91%
Capital adequacy guidelines ratio	8.00%	8.00%
Tier 1 leverage ratio:
Actual capital	$ 1,710,147	$ 1,678,475
Actual ratio	10.51%	10.85%
Capital adequacy guidelines ratio	4.00%	4.00%
The Bank
Common Equity Tier 1 risk-based capital ratio:
Actual capital	$ 1,666,426	$ 1,661,628
Actual ratio	13.93%	14.55%
Capital adequacy guidelines ratio	4.50%	4.50%
Categorized as well capitalized under prompt corrective action provisions ratio	6.50%	6.50%
Tier 1 risk-based capital ratio:
Actual capital	$ 1,666,426	$ 1,661,628
Actual ratio	13.93%	14.55%
Capital adequacy guidelines ratio	6.00%	6.00%
Categorized as well capitalized under prompt corrective action provisions ratio	8.00%	8.00%
Total risk-based capital ratio:
Actual capital	$ 1,804,860	$ 1,798,135
Actual ratio	15.09%	15.75%
Capital adequacy guidelines ratio	8.00%	8.00%
Categorized as well capitalized under prompt corrective action provisions ratio	10.00%	10.00%
Tier 1 leverage ratio:
Actual capital	$ 1,666,426	$ 1,661,628
Actual ratio	10.24%	10.74%
Capital adequacy guidelines ratio	4.00%	4.00%
Categorized as well capitalized under prompt corrective action provisions ratio	5.00%	5.00%